INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST EXPENSE [Abstract]
Interest Expenses, net of capitalized interest	$ 7,590	$ 8,686	$ 7,950
Commitment Fee	2,025	2,330	2,340
Amortization of Deferred Financing Costs	1,240	1,228	1,228
Total Interest Expenses	10,855	12,244	11,518
Interest expenses, capitalized interest	$ 1,000	$ 0	$ 0